Expense Example {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Destiny Portfolios: Fidelity Advisor Diversified Stock Fund-O PRO-08 - Fidelity Advisor® Diversified Stock Fund - Fidelity Advisor Diversified Stock Fund-Class O
Nov. 28, 2020 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579